Subsequent Events - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of share capital acquired		(21,377)	(21,857)	36,086
Events After Reporting Period | Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Date of acquisition	Jan. 29, 2025
Percentage of voting equity interests acquired	65.41%
Total approximate consideration	$ 1,127.0
Cash consideration	600.0
Deferred cash consideration	$ 526.9
Deferred cash consideration payment period	6 months
Events After Reporting Period | Class A Shares | Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Number of share capital acquired	40,000,000
Events After Reporting Period | Class B shares | Hepsiburada
Disclosure of non-adjusting events after reporting period [line items]
Number of share capital acquired	173,246,220
Number of share capital pledged in favor of seller	65,199,658